PENSIONS - Reconciliation of Benefit Obligation (Details) (Pensions, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pensions
Reconciliation of benefit obligation:
Benefit obligation at January 1	$ 54,291,000	$ 52,430,000
Service cost	468,000	429,000	459,000
Interest cost	2,159,000	2,361,000	2,729,000
Actuarial loss	(3,513,000)	3,890,000
Foreign currency exchange rate changes	164,000	509,000
Benefit payments	(3,005,000)	(5,328,000)
Benefit obligation at December 31	50,564,000	54,291,000	52,430,000
Accumulated benefit obligation	$ 48,900,000	$ 52,200,000